Derivative Instruments and Hedging Activities (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Schedule of Fair Value of Derivatives by Category

The following table sets forth the fair value of our derivatives by category (in thousands):

		Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2011	September 30, 2012
Undesignated interest rate swaps	Other current liabilities	$14,828	$13,340
Undesignated interest rate swaps	Other long-term liabilities	80,690	76,485

Total derivatives		$95,518	$89,825

The following table sets forth the fair value of our derivatives by category (in thousands):

		Liability Derivatives
Derivatives not designated as hedging instruments	Balance Sheet Location	December 31, 2010	December 31, 2011
Undesignated interest rate swaps	Other current liabilities	$6,404	$14,828
Undesignated interest rate swaps	Other long-term liabilities	141,411	80,690

Put option embedded derivative	Other long-term liabilities	4,295	—

Total derivatives		$152,110	$95,518

Schedule of Effect of Derivative Instruments on Condensed Consolidated Statements of Operations

The following table sets forth the effect of the derivative instruments on the condensed consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Nine Months Ended September 30, 2011	Nine Months Ended September 30, 2012
Undesignated interest rate swaps	Losses on derivative financial instruments	$28,458	$37,651
Put option embedded derivative	Losses on derivative financial instruments	(4,295)	—

Total losses on derivative financial instruments		$24,163	$37,651

The following table sets forth the effect of the derivative instruments on the consolidated statements of operations (in thousands):

Derivatives not designated as hedging instruments	Presentation in Statements of Operations	Year Ended December 31, 2009	Year Ended December 31, 2010	Year Ended December 31, 2011
Undesignated interest rate swaps	Losses on derivative financial instruments	$24,121	$99,814	$28,930
Put option embedded derivative	Losses on derivative financial instruments	(21,440)	(10,305)	(4,295)

Total losses on derivative financial instruments		$2,681	$89,509	$24,635